Post-Employment and Other Non-current Employee Benefits - Summary of Assumptions, Amounts of Benefits Expected to be Paid (Detail) $ in Millions	Dec. 31, 2021 MXN ($)
Pension and Retirement Plans
Disclosure of defined benefit plans [line items]
2022	$ 386
2023	169
2024	205
2025	229
2026	284
2027 to 2031	1,777
Seniority Premiums
Disclosure of defined benefit plans [line items]
2022	43
2023	42
2024	45
2025	46
2026	50
2027 to 2031	$ 272